Commitments and Contingencies (Details) - PureTech	1 Months Ended
Dec. 31, 2009
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty on net product sales	2.00%
Royalty and sublicense income agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty on net product sales	2.00%